Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Assets and Liabilities Measured on Recurring Basis
The following tables set forth information regarding the Company’s financial assets and financial liabilities that are measured at fair value on a recurring basis:

Description	December 31, 2013	Level 1	Level 2	Level 3
Hedge derivatives, net:
Commodity contracts	$(330)	$—	$(330)	$—
Foreign exchange contracts	(97)	—	(97)	—
Non-hedge derivatives, net:
Foreign exchange contracts	415	—	415	—
Deferred compensation plan assets	859	859	—	—
Postretirement benefit plan assets:
Mutual funds(a)	789,863	139,657	650,206	—
Fixed income securities(b)	358,643	—	358,643	—
Common stocks	64,182	64,182	—	—
Short-term investments(c)	15,825	12,673	3,152	—
Hedge fund of funds(d)	78,389	—	78,389	—
Real estate funds(e)	45,169	—	45,169	—
Cash and accrued income	2,427	2,427	—	—
Forward contracts	(67)	—	(67)	—
Total postretirement benefit plan assets	$1,354,431	$218,939	$1,135,492	$—
Description	December 31, 2012	Level 1	Level 2	Level 3
Hedge derivatives, net:
Commodity contracts	$(6,286)	$—	$(6,286)	$—
Foreign exchange contracts	(4,483)	—	(4,483)	—
Non-hedge derivatives, net:
Foreign exchange contracts	708	—	708	—
Deferred compensation plan assets	2,585	2,585	—	—
Postretirement benefit plan assets:
Mutual funds(a)	871,988	62,274	809,714	—
Fixed income securities(b)	226,828	—	226,828	—
Common stocks	61,756	61,756	—	—
Short-term investments(c)	8,857	3,834	5,023	—
Hedge fund of funds(d)	71,685	—	71,685	—
Real estate funds(e)	45,892	—	45,892	—
Cash and accrued income	2,048	2,048	—	—
Forward contracts	(485)	—	(485)	—
Total postretirement benefit plan assets	$1,288,569	$129,912	$1,158,657	$—

(a)
Mutual fund investments are comprised predominantly of equity securities of U.S. corporations with large capitalizations and also include funds invested in corporate equities in international and emerging markets and funds invested in long-term bonds.

(b)	Fixed income securities include funds that invest primarily in U.S. Treasuries and long-term bonds.

(c)	This category includes several money market funds used for managing overall liquidity.

(d)
This category includes investments in a number of funds representing a variety of strategies intended to diversify risks and reduce volatility. It includes event-driven credit and equity investments targeted at economic policy decisions, long and short positions in U.S. and international equities, arbitrage investments and emerging market equity investments.

(e)	This category includes investments in real estate funds (including office, industrial, residential and retail) primarily throughout the United States.